SUMMARY OF DEFERRED REVENUE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Educational revenue paid in advance		$ 5,594,979	$ 1,630,723
Other prepaid income		583,797	638,473
Advance bookings for lodges		213,217	292,716
Total	$ 5,050,855	$ 6,391,993	$ 2,561,912